Sal De La Puna Joint Venture (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Summary of Consideration Transferred for Asset Acquisition	Consideration for the purchase is as follows:

$
Cash	28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	185,805

Summary of Assets Acquired and Liabilities Received Asset Acquistion

The allocation of the purchase price to the assets acquired and liabilities assumed is based upon estimated fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	185,805

Summary of Joint Arrangement Accounted For Using Equity Method

The Company’s 65% ownership interest in Sal de la Puna is a joint venture and is accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2022	-
Acquisition of interest in Sal de la Puna	182,136
Share of loss of Sal de la Puna	(866)
Investment in Sal de la Puna, as at December 31, 2023	181,270
Contribution to investment in Sal de la Puna	2,113
Share of loss of Sal de la Puna	(176)
Investment in Sal de la Puna, as at December 31, 2024	183,207

Sal de la Puna Holdings
Disclosure of detailed information about business combination [line items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following is the condensed financial information of Sal de la Puna Holdings Ltd. on a 100% basis.

	December 31, 2024	December 31, 2023
	$	$
Current assets
Cash and cash equivalents	49	88
Other current assets	1,540	348
Total current assets	1,589	436
Non-current assets (including purchase price allocation adjustments)	280,470	280,481
Current liabilities	(202)	(2,040)
Net assets	281,857	278,877

LAR's share of Sal de la Puna's net assets	183,207	181,270

6.
SAL DE LA PUNA JOINT VENTURE (continued)

	Years Ended December 31,
	2024	2023	2022
	$	$	$
EXPENSES
Exploration and evaluation expenditures	479	1,772	5,017
General and administrative	522	231	354
	1,001	2,003	5,371

Foreign exchange and other (income)/loss	(730)	762	(3,563)
Net loss	271	2,765	1,808